CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2015	Jun. 30, 2014
ASSETS
Cash and due from banks	$ 2,034	$ 1,365
Interest-bearing deposits	24,158	10,525
Total cash and cash equivalents	26,192	11,890
Securities available-for-sale	111,167	103,806
Loans	309,267	230,786
Allowance for loan losses	(1,008)	(855)
Net loans	308,259	229,931
Loans held for sale	118
Premises and equipment, net	7,058	2,993
Real estate owned, net	2,092	744
Accrued interest receivable
Loans	1,077	811
Investments	312	251
Restricted equity securities	440	325
Bank owned life insurance	9,044	8,758
Goodwill	2,593
Core deposit intangible	874
Loan servicing rights	1,396
Deferred tax assets	3,766	650
Other assets	1,191	342
Total assets	475,579	360,501
Deposits
Noninterest bearing	20,254	7,075
Interest bearing	373,839	273,940
Total deposits	394,093	281,015
Accrued interest payable and other liabilities	696	2,505
Total liabilities	394,789	283,520
SHAREHOLDERS' EQUITY
Common stock, $0.01 par value, 100,000,000 shares authorized; 5,882,140 and 5,834,395 shares outstanding, respectively	65	64
Treasury stock, at par 589,899 and 600,699 shares, respectively	(6)	(6)
Additional paid-in capital	13,354	12,186
Retained earnings	68,950	66,705
Accumulated other comprehensive loss	(26)	(147)
Unearned ESOP shares	(1,547)	(1,821)
Total shareholders' equity	80,790	76,981
Total liabilities and shareholders' equity	$ 475,579	$ 360,501